Retirement Plans and Postretirement Costs (Details 4) $ in Thousands	12 Months Ended
Jul. 01, 2018 USD ($)
Significant Effect of Health Care Trend on the Postretirement Benefit
Effect on postretirement benefit obligation as of July 1, 2018, 1% Increase	$ 5
Effect on postretirement benefit obligation as of July 1, 2018, 1% Decrease	$ (4)